Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Net carrying amount of computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 16,719	₨ 16,003